Long-Term Investments and Receivables - Schedule of Long-Term Investments and Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Investments and Receivables [Abstract]
Prepaid expenses and deposits	$ 16,658	$ 14,004
Investments in financial assets designated at fair value through other comprehensive income	21,208	19,737
Trade receivables and unbilled receivables	7,916	7,829
Financial assets designated at fair value through profit or loss	4,701	4,694
Dividend preference derivative in TSG (see Note 9)	3,652	3,000
Others	494	2,738
Total long term investments and receivables	$ 54,629	$ 52,002